Benefit Plans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Defined Benefit Plan, Contributions by Employer	$ 4,400,000	$ 3,800,000	$ 3,400,000
Share-based compensation	655,417,000	0	0
Stock Appreciation Rights (SARs) [Member]
Compensation and Retirement Disclosure [Abstract]
Share-based compensation	1,500,000	600,000	600,000
Deferred Compensation Liability, Current and Noncurrent	$ 1,800,000	$ 1,200,000